UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VALUE FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48493-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
April 30, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            COMMON STOCKS (97.4%)

            CONSUMER DISCRETIONARY (7.4%)
            -----------------------------
            APPAREL RETAIL (0.5%)
    76,300  Men's Wearhouse, Inc.                                      $     2,826
                                                                       -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
   116,700  Hanesbrands, Inc.*                                               3,293
                                                                       -----------
            AUTO PARTS & EQUIPMENT (0.6%)
   228,900  American Axle & Manufacturing Holdings, Inc.*                    2,218
    69,200  Gentex Corp.                                                     1,521
                                                                       -----------
                                                                             3,739
                                                                       -----------
            CASINOS & GAMING (0.6%)
   258,800  International Game Technology                                    4,032
                                                                       -----------
            COMPUTER & ELECTRONICS RETAIL (0.4%)
    64,900  Rent-A-Center, Inc.                                              2,220
                                                                       -----------
            GENERAL MERCHANDISE STORES (0.9%)
    93,700  Target Corp.                                                     5,429
                                                                       -----------
            HOMEFURNISHING RETAIL (0.2%)
    43,650  Aaron's, Inc.                                                    1,186
                                                                       -----------
            HOTELS, RESORTS & CRUISE LINES (1.9%)
   244,600  Carnival Corp.                                                   7,947
   144,000  Royal Caribbean Cruises Ltd.                                     3,941
                                                                       -----------
                                                                            11,888
                                                                       -----------
            HOUSEHOLD APPLIANCES (0.3%)
    31,100  Whirlpool Corp.                                                  1,991
                                                                       -----------
            HOUSEWARES & SPECIALTIES (0.2%)
    60,700  Newell Rubbermaid, Inc.                                          1,105
                                                                       -----------
            LEISURE PRODUCTS (0.4%)
    94,100  Brunswick Corp.                                                  2,474
                                                                       -----------
            PUBLISHING (0.2%)
    22,000  John Wiley & Sons, Inc. "A"                                        994
                                                                       -----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    71,100  Service Corp. International                                        823
                                                                       -----------
            SPECIALTY STORES (0.6%)
    91,500  Cabela's, Inc.*                                                  3,460
                                                                       -----------
            Total Consumer Discretionary                                    45,460
                                                                       -----------
            CONSUMER STAPLES (7.5%)
            -----------------------
            DISTILLERS & VINTNERS (0.7%)
    40,900  Diageo plc ADR                                                   4,136
                                                                       -----------

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1  | USAA Value Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            DRUG RETAIL (1.2%)
   201,400  Walgreen Co.                                               $     7,061
                                                                       -----------
            TOBACCO (5.6%)
   217,800  Altria Group, Inc.                                               7,015
    62,715  Imperial Tobacco Group plc ADR                                   5,018
    34,100  Lorillard, Inc.                                                  4,613
   154,700  Philip Morris International, Inc.                               13,847
    96,200  Reynolds American, Inc.                                          3,928
                                                                       -----------
                                                                            34,421
                                                                       -----------
            Total Consumer Staples                                          45,618
                                                                       -----------
            ENERGY (9.8%)
            -------------
            INTEGRATED OIL & GAS (5.9%)
   144,400  BP plc ADR                                                       6,268
    32,700  Chevron Corp.                                                    3,485
   164,900  ConocoPhillips                                                  11,812
    72,100  Murphy Oil Corp.                                                 3,963
   117,600  Occidental Petroleum Corp.                                      10,728
                                                                       -----------
                                                                            36,256
                                                                       -----------
            OIL & GAS DRILLING (0.8%)
   119,000  SeaDrill Ltd.                                                    4,656
                                                                       -----------
            OIL & GAS EXPLORATION & PRODUCTION (1.6%)
    42,800  Berry Petroleum Co. "A"                                          1,950
   269,000  Marathon Oil Corp.                                               7,892
                                                                       -----------
                                                                             9,842
                                                                       -----------
            OIL & GAS STORAGE & TRANSPORTATION (1.5%)
   291,800  Spectra Energy Corp.                                             8,970
                                                                       -----------
            Total Energy                                                    59,724
                                                                       -----------
            FINANCIALS (21.7%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.9%)
    46,800  Ameriprise Financial, Inc.                                       2,537
   211,200  Janus Capital Group, Inc.                                        1,601
   163,700  State Street Corp.                                               7,566
                                                                       -----------
                                                                            11,704
                                                                       -----------
            CONSUMER FINANCE (7.0%)
   206,500  American Express Co.                                            12,433
   268,800  Capital One Financial Corp.                                     14,913
   159,900  Discover Financial Services                                      5,421
   686,000  SLM Corp.                                                       10,173
                                                                       -----------
                                                                            42,940
                                                                       -----------
            DIVERSIFIED BANKS (1.8%)
   328,200  Wells Fargo & Co.                                               10,972
                                                                       -----------
            INSURANCE BROKERS (0.6%)
    98,300  Willis Group Holdings Ltd. plc                                   3,584
                                                                       -----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
   104,100  Duff & Phelps Corp. "A"                                          1,655
                                                                       -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.3%)
   633,659  Bank of America Corp.                                            5,139
   206,000  Citigroup, Inc.                                                  6,806
   186,900  JPMorgan Chase & Co.                                             8,033
                                                                       -----------
                                                                            19,978
                                                                       -----------
            PROPERTY & CASUALTY INSURANCE (1.3%)
    35,800  Chubb Corp.                                                      2,616

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                                                   Portfolio of Investments |  2

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
    18,700  ProAssurance Corp.                                         $     1,647
   156,700  XL Group plc                                                     3,371
                                                                       -----------
                                                                             7,634
                                                                       -----------
            REGIONAL BANKS (3.6%)
    122,720 BBCN Bancorp, Inc.*                                              1,348
    374,700 Fifth Third Bancorp                                              5,332
    151,800 PNC Financial Services Group, Inc.                              10,067
     65,300 Prosperity Bancshares, Inc.                                      3,046
  1,175,600 Synovus Financial Corp.                                          2,469
                                                                       -----------
                                                                            22,262
                                                                       -----------
            REITs - MORTGAGE (0.3%)
   118,000  Annaly Capital Management, Inc.                                  1,926
                                                                       -----------
            REITs - RESIDENTIAL (0.8%)
    31,800  Essex Property Trust, Inc.                                       5,024
                                                                       -----------
            THRIFTS & MORTGAGE FINANCE (0.8%)
   376,300  New York Community Bancorp, Inc.                                 5,076
                                                                       -----------
            Total Financials                                               132,755
                                                                       -----------
            HEALTH CARE (13.9%)
            -------------------
            HEALTH CARE DISTRIBUTORS (0.4%)
    63,000  Cardinal Health, Inc.                                            2,663
                                                                       -----------
            HEALTH CARE EQUIPMENT (3.5%)
   170,000  Baxter International, Inc.                                       9,420
   273,300  Medtronic, Inc.                                                 10,440
    40,900  St. Jude Medical, Inc.                                           1,583
                                                                       -----------
                                                                            21,443
                                                                       -----------
            HEALTH CARE FACILITIES (0.5%)
   139,200  HealthSouth Corp.*                                               3,117
                                                                       -----------
            HEALTH CARE SERVICES (0.7%)
   112,600  Omnicare, Inc.                                                   3,923
                                                                       -----------
            MANAGED HEALTH CARE (4.6%)
    83,000  CIGNA Corp.                                                      3,837
   146,700  Coventry Health Care, Inc.                                       4,399
   177,500  UnitedHealth Group, Inc.                                         9,967
   144,000  WellPoint, Inc.                                                  9,766
                                                                       -----------
                                                                            27,969
                                                                       -----------
            PHARMACEUTICALS (4.2%)
   147,000  Johnson & Johnson                                                9,568
   527,652  Pfizer, Inc.                                                    12,099
   111,300  Sanofi ADR                                                       4,250
                                                                       -----------
                                                                            25,917
                                                                       -----------
            Total Health Care                                               85,032
                                                                       -----------
            INDUSTRIALS (17.0%)
            -------------------
            AEROSPACE & DEFENSE (4.4%)
    60,800  Exelis, Inc.                                                       701
   160,500  Honeywell International, Inc.                                    9,736
    90,800  L-3 Communications Holdings, Inc.                                6,678
   183,800  Raytheon Co.                                                     9,951
                                                                       -----------
                                                                            27,066
                                                                       -----------
            AIR FREIGHT & LOGISTICS (0.4%)
    74,900  Forward Air Corp.                                                2,530
                                                                       -----------
            BUILDING PRODUCTS (1.5%)
   108,825  Gibraltar Industries, Inc.*                                      1,471

================================================================================

3  | USAA Value Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
   302,600  Masco Corp.                                                $     3,988
    69,100  Simpson Manufacturing Co., Inc.                                  2,144
    56,700  Trex Co., Inc.*                                                  1,815
                                                                       -----------
                                                                             9,418
                                                                       -----------
            CONSTRUCTION & ENGINEERING (0.5%)
   105,800  Aegion Corp.*                                                    1,931
   117,303  Comfort Systems USA, Inc.                                        1,241
                                                                       -----------
                                                                             3,172
                                                                       -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   117,600  Oshkosh Corp.*                                                   2,685
   144,200  Terex Corp.*                                                     3,265
                                                                       -----------
                                                                             5,950
                                                                       -----------
            DIVERSIFIED SUPPORT SERVICES (0.4%)
   115,000  Mobile Mini, Inc.*                                               2,169
                                                                       -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.3%)
   111,900  Emerson Electric Co.                                             5,879
    34,300  Regal-Beloit Corp.                                               2,320
                                                                       -----------
                                                                             8,199
                                                                       -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
   110,600  Korn/Ferry International*                                        1,786
                                                                       -----------
            INDUSTRIAL CONGLOMERATES (1.2%)
   368,600  General Electric Co.                                             7,217
                                                                       -----------
            INDUSTRIAL MACHINERY (5.3%)
    65,600  Eaton Corp.                                                      3,161
   187,800  Illinois Tool Works, Inc.                                       10,776
    32,300  ITT Corp.                                                          725
    41,900  SPX Corp.                                                        3,217
   179,500  Stanley Black & Decker, Inc.                                    13,132
    41,200  Xylem, Inc.                                                      1,149
                                                                       -----------
                                                                            32,160
                                                                       -----------
            OFFICE SERVICES & SUPPLIES (0.3%)
    84,600  Herman Miller, Inc.                                              1,652
                                                                       -----------
            RESEARCH & CONSULTING SERVICES (0.4%)
    35,200  Dun & Bradstreet Corp.                                           2,738
                                                                       -----------
            Total Industrials                                              104,057
                                                                       -----------
            INFORMATION TECHNOLOGY (11.9%)
            ------------------------------
            APPLICATION SOFTWARE (0.5%)
   219,100  Mentor Graphics Corp.*                                           3,166
                                                                       -----------
            COMPUTER HARDWARE (0.6%)
   132,800  Hewlett-Packard Co.                                              3,288
                                                                       -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   174,800  Western Union Co.                                                3,213
                                                                       -----------
            ELECTRONIC COMPONENTS (0.8%)
    36,800  Littelfuse, Inc.                                                 2,306
   222,900  Vishay Intertechnology, Inc.*                                    2,501
                                                                       -----------
                                                                             4,807
                                                                       -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
    60,500  Cognex Corp.                                                     2,435
    30,800  FARO Technologies, Inc.*                                         1,724
                                                                       -----------
                                                                             4,159
                                                                       -----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            ELECTRONIC MANUFACTURING SERVICES (1.5%)
    74,300  Mercury Computer Systems, Inc.*                            $       981
   143,700  Molex, Inc.                                                      3,965
    60,000  Park Electrochemical Corp.                                       1,731
    79,100  Plexus Corp.*                                                    2,560
                                                                       -----------
                                                                             9,237
                                                                       -----------
            IT CONSULTING & OTHER SERVICES (1.6%)
    47,500  International Business Machines Corp.                            9,836
                                                                       -----------
            OFFICE ELECTRONICS (0.5%)
   392,400  Xerox Corp.                                                      3,053
                                                                       -----------
            SEMICONDUCTOR EQUIPMENT (0.9%)
   236,800  Applied Materials, Inc.                                          2,839
   224,100  Brooks Automation, Inc.                                          2,636
                                                                       -----------
                                                                             5,475
                                                                       -----------
            SEMICONDUCTORS (2.0%)
   169,600  Intel Corp.                                                      4,817
    79,800  Microchip Technology, Inc.                                       2,820
   147,300  Texas Instruments, Inc.                                          4,705
                                                                       -----------
                                                                            12,342
                                                                       -----------
            SYSTEMS SOFTWARE (2.3%)
    95,500  CA, Inc.                                                         2,523
   364,800  Microsoft Corp.                                                 11,681
                                                                       -----------
                                                                            14,204
                                                                       -----------
            Total Information Technology                                    72,780
                                                                       -----------
            MATERIALS (1.1%)
            ----------------
            METAL & GLASS CONTAINERS (0.2%)
    62,300  Myers Industries, Inc.                                           1,030
                                                                       -----------
            PAPER PACKAGING (0.5%)
   104,500  Sonoco Products Co.                                              3,462
                                                                       -----------
            SPECIALTY CHEMICALS (0.4%)
   172,800  PolyOne Corp.                                                    2,395
                                                                       -----------
            Total Materials                                                  6,887
                                                                       -----------
            TELECOMMUNICATION SERVICES (4.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
   302,130  AT&T, Inc.                                                       9,943
   186,900  Verizon Communications, Inc.                                     7,547
                                                                       -----------
                                                                            17,490
                                                                       -----------
            WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   239,900  Vodafone Group plc ADR                                           6,676
                                                                       -----------
            Total Telecommunication Services                                24,166
                                                                       -----------
            UTILITIES (3.1%)
            ----------------
            ELECTRIC UTILITIES (1.3%)
    70,600  Entergy Corp.                                                    4,629
    66,400  Pinnacle West Capital Corp.                                      3,210
                                                                       -----------
                                                                             7,839
                                                                       -----------
            GAS UTILITIES (0.3%)
    22,300  ONEOK, Inc.                                                      1,915
                                                                       -----------
            MULTI-UTILITIES (1.5%)
   152,700  CenterPoint Energy, Inc.                                         3,086
    67,900  Dominion Resources, Inc.                                         3,544

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5  | USAA Value Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
    98,000  Xcel Energy, Inc.                                          $     2,652
                                                                       -----------
                                                                             9,282
                                                                       -----------
            Total Utilities                                                 19,036
                                                                       -----------
            Total Common Stocks (cost: $451,908)                           595,515
                                                                       -----------
            MONEY MARKET INSTRUMENTS (2.6%)

            MONEY MARKET FUNDS (2.6%)
16,049,858  State Street Institutional Liquid Reserve Fund, 0.21%(a)        16,050
                                                                       -----------
            Total Money Market Instruments
            (cost: $16,050)                                                 16,050
                                                                       -----------

            TOTAL INVESTMENTS (COST: $467,958)                         $   611,565
                                                                       ===========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES       OTHER          SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                            MARKETS        OBSERVABLE         INPUTS
                                         FOR IDENTICAL       INPUTS
ASSETS                                      ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks                          $     595,515    $          --    $           --   $    595,515
MONEY MARKET INSTRUMENTS:
  Money Market Funds                            16,050               --                --         16,050
--------------------------------------------------------------------------------------------------------
Total                                    $     611,565    $          --    $           --   $    611,565
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices

================================================================================

7  | USAA Value Fund

================================================================================

and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

E. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $153,530,000 and $9,923,000, respectively, resulting in net unrealized appreciation of $143,607,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $611,305,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.9% of net assets at April 30, 2012.

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9  | USAA Value Fund

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2012.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         --------------------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.